Balance Sheet Components (Schedule of Allowance for Doubtful Accounts and Sales Reserves) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 539	$ 1,068	$ 815
Charged to (Reversed From) Cost and Expenses	285	(68)	775
Recoveries (Deductions), Net	(280)	(461)	(522)
Balance at End of Year	544	539	1,068
Allowance for doubtful accounts [Member]
Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	266	362	384
Charged to (Reversed From) Cost and Expenses	167	(47)	49
Recoveries (Deductions), Net	(76)	(49)	(71)
Balance at End of Year	357	266	362
Sales returns reserve [Member]
Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	273	706	431
Charged to (Reversed From) Cost and Expenses	118	(21)	726
Recoveries (Deductions), Net	(204)	(412)	(451)
Balance at End of Year	$ 187	$ 273	$ 706